ASSET ACQUISITION (Details Narrative ) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ASSET ACQUISITION (Details Narrative )
Promissory note	$ 1,136,000	$ 3,000,000.0
Interest rate		3.50%
Cash payment	1,750,000
Aggregate purchase price	$ 2,886,000
Nominal liabilities amount		$ 2,011,782